INCOME TAXES (Reasons for difference and related tax effects) (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 BDT (৳)	Jan. 01, 2023 USD ($)
Income Taxes [Abstract]
Earnings before income taxes	$ 564,183	$ (0.6)	£ (0.1)	€ (1.1)	$ (0.3)	$ (0.3)	¥ (0.1)	৳ (0.1)	$ 566,428
Applicable statutory tax rate	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%
Income taxes at applicable statutory rate	$ 149,508								$ 150,103
Effect of different tax rates and additional income taxes in other jurisdictions	(141,387)								(132,436)
Income tax and other adjustments related to prior taxation years	(2,824)								321
Tax Effect From Revaluation Of Deferred Tax Liabilities	0								(9,938)
Tax effect of tax losses	24,798								13,151
Effect of non-deductible expenses and other	508								3,687
Total income tax expense	$ 30,603								$ 24,888
Average effective tax rate	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	4.40%